Incorporated herein by reference is a supplement to the prospectus of MFS Absolute Return Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Growth Equity Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Mid Cap Equity Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Small Cap Equity Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Value Equity Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Emerging Markets Equity Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS International Growth Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS International Value Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).